Financial commitments and contingent liabilities - Maturity Profile (Details) $ in Thousands	Dec. 31, 2022 USD ($) £ / $	Dec. 31, 2021 £ / $	Dec. 31, 2020 £ / $
Commitments to financing arrangements
Exchange rate | £ / $	1.2039	1.3477	1.3649
Leases
Contractual undiscounted payments
2023	$ 2,125
2024	2,145
2025	2,380
2026	2,388
2027	2,388
Thereafter	7,303
Total undiscounted cash flows	18,729
Lease present value adjustment	(4,555)
Lease liabilities	14,174
Debt payable
Contractual undiscounted payments
2024	120,390
2025	180,000
2026	210,683
Thereafter	760,000
Total undiscounted cash flows	1,271,073
Debt interest payable
Contractual undiscounted payments
2023	78,683
2024	78,683
2025	71,309
2026	60,284
2027	49,750
Thereafter	74,375
Total undiscounted cash flows	413,084
Other liabilities
Contractual undiscounted payments
2023	38,639
2025	10,961
No contractual maturity date	71,411
Total undiscounted cash flows	121,011
Financial liability related to third party interest in capital provision assets
Contractual undiscounted payments
No contractual maturity date	425,205
Total undiscounted cash flows	$ 425,205